RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 11:-RELATED PARTY BALANCES AND TRANSACTIONS

a.The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital and a representative of FIMI who sits on the Company’s Board of Directors also serves on C. Mer's board of directors.

b.In December 2015, the Company entered into a memorandum of understanding with Orbit Communication Systems Ltd., ("Orbit"), a publicly traded company (TASE), for development and manufacture of antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. As of June 30, 2021, FIMI holds approximately 41.6% of Orbit’s share capital and representatives of FIMI serves on Orbit's board of directors.

F - 20

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

U.S. dollars in thousands

NOTE 11:-RELATED PARTY BALANCES AND TRANSACTIONS (Cont.)

c.Transactions with the related parties:

	Six months ended June 30,
	2021	2020

Cost of revenue of products	$551	$58

Purchase of Inventory	$-	$110

d.Balances with the related parties:

	June 30,
	2021	2020

Trade payables	$491	$257

Accrued expenses	$113	$725